Organization and Business Operations - Additional Information (Details)					1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 07, 2023 shares	Dec. 23, 2022 USD ($) Day $ / shares shares	Jan. 19, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Apr. 14, 2023 USD ($) Extension $ / shares	Oct. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) Day Subsidiary $ / shares	Jun. 14, 2023 USD ($) Extension $ / shares	Dec. 31, 2022 USD ($) Subsidiary $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 12, 2023 USD ($)	Dec. 31, 2020 USD ($)	Oct. 23, 2020 USD ($)
Organization And Basis Of Operations [Line Items]
Federal income tax and prepaid franchise tax payable									$ 700,000
Gross proceeds from issuance of initial public offering									$ 276,000,000
Number of private placement warrants sold | shares			720,000	6,550,000
Sale price per private placement warrant | $ / shares			$ 1	$ 1
Proceeds from private placement			$ 720,000	$ 6,550,000						$ 7,270,000
Period of underwriters option to purchase units			45 days
Deferred underwriting fees			$ 720,000
Transaction costs				13,836,086
Underwriting discount				4,800,000
Deferred underwriting discounts and commissions				8,400,000
Other offering costs				$ 636,086
Net proceeds placed in Trust Account			$ 276,000,000
Anticipated stock redemption price per share | $ / shares							$ 10		$ 10
Minimum net intangible assets required for business combination							$ 5,000,001		$ 5,000,001
Restriction on redeeming shares in case of stockholder approval of business combination							15.00%		15.00%
Business combination incomplete, percentage of stock redemption							100.00%		100.00%
Business combination, completion date of acquisition							Jul. 14, 2023		Jul. 14, 2023
Number of business days | Day		10					10
Common stock, shares redeemed | shares		25,132,578							25,132,578
Common stock, redemption value		$ 253,600,000
Common stock, shares redemption par value | $ / shares		$ 10.09					$ 10.48		$ 10.24	$ 10
Price per Public Share reduction to amount held in Trust Account | $ / shares									$ 10
Due from related party							$ 740,000
Operating bank account balance							200,000		$ 1,000,000
Working capital							5,600,000		5,200,000
Federal income tax payable							800,000
Amount authorized for temporary transfer to operating account controlled by related party							740,000
Maximum
Organization And Basis Of Operations [Line Items]
Underwriters option to purchase additional units | shares			3,600,000
Guarantor obligation expenses, liquidation proceeds amount							$ 100,000		$ 100,000
Minimum [Member]
Organization And Basis Of Operations [Line Items]
Average aggregate global market capitalization | shares	40,000,000
IPO
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares				24,000,000
Shares issued price per share | $ / shares				$ 10			$ 10		$ 10
Gross proceeds from issuance of initial public offering				$ 240,000,000
Transaction costs							$ 15,800,000		$ 15,800,000
Underwriting discount							5,500,000		5,500,000
Deferred underwriting discounts and commissions							9,700,000		9,700,000
Other offering costs							$ 700,000		$ 700,000
Price per Public Share reduction to amount held in Trust Account | $ / shares				$ 10
Over-allotment Option
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares			3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option			$ 36,000,000
Net proceeds placed in Trust Account			$ 276,000,000
Initial Public Offering, Over Allotment and Private Placement
Organization And Basis Of Operations [Line Items]
Shares issued price per share | $ / shares			$ 10
ADEX Merger Sub, LLC
Organization And Basis Of Operations [Line Items]
Number of subsidiary | Subsidiary							1		1
Date of incorporation							Nov. 24, 2021
GRIID Infrastructure LLC
Organization And Basis Of Operations [Line Items]
Aggregate deposit amount							$ 444,136
Number of extensions | Extension								6
Founder Shares | Sponsor
Organization And Basis Of Operations [Line Items]
Related party offering costs						$ 25,000
Promissory Note
Organization And Basis Of Operations [Line Items]
Outstanding principal amount											$ 740,227
Promissory Note | Maximum
Organization And Basis Of Operations [Line Items]
Aggregate principal amount											$ 900,000
Promissory Note | Sponsor
Organization And Basis Of Operations [Line Items]
Aggregate principal amount													$ 150,000
Promissory note - related party									$ 0	$ 0		$ 150,000
Scenario Forecast | GRIID Infrastructure LLC
Organization And Basis Of Operations [Line Items]
Aggregate deposit amount					$ 444,136			$ 740,227
Aggregate deposits amount per share | $ / shares					$ 0.06			$ 0.06
Number of extensions | Extension					6
Extensions term					1 month			1 month